Total
HILTON TACTICAL INCOME FUND
HILTON TACTICAL INCOME FUND
DIREXION FUNDS

HILTON TACTICAL INCOME FUND
INVESTOR CLASS (HCYAX)

INSTITUTIONAL CLASS (HCYIX)

Supplement dated February 14, 2020 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
each dated December 27, 2019

Effective March 1, 2020, the Management Fees, Operating Expense Limitation Cap, and Subadvisory Fee for both the Investor Class Shares and Institutional Class Shares of the Hilton Tactical Income Fund (the “Fund”), a series of the Direxion Funds will be reduced as follows.

	Investor Class		Institutional Class
	Current Fees	New Fees	Current Fees	New Fees
Management Fees	0.90%	0.79%	0.90%	0.79%
Operating Expense Limitation Cap	1.23%	1.12%	0.98%	0.87%

Fee Table and Expense Example Changes

In accordance with these changes, as of March 1, 2020, the “Annual Fund Operating Expenses” table and corresponding “Example” appearing in the summary section of the Fund’s Prospectus under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HILTON TACTICAL INCOME FUND	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares redeemed within 30 days of purchase, if applicable)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HILTON TACTICAL INCOME FUND		Investor Class	Institutional Class
Management Fees		0.79%	0.79%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses of the Fund		0.36%	0.36%
Acquired Fund Fees and Expenses	[1]	0.39%	0.39%
Total Annual Fund Operating Expenses		1.79%	1.54%
Expense Cap/Reimbursement	[2]	(0.28%)	(0.28%)
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement		1.51%	1.26%
[1]	"Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including investments in money market funds. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund's financial statements and the information presented in the table will differ from that presented in the Fund's financial highlights included in the Fund's reports to shareholders.
[2]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses) through September 1, 2021, to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.12% for Investor Class Shares and 0.87% for Institutional Class Shares of average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). Any expense waiver or reimbursement is subject to recoupment by the Adviser within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Example -
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HILTON TACTICAL INCOME FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	154	536	944	2,082
Institutional Class	128	459	813	1,811

For more information, please contact the Fund at (833) 547-4417. * * * * * Please retain a copy of this Supplement with your Summary Prospectus, Prospectus, and SAI.